UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Argonaut Capital Management Corp.

Address: 546 Fifth Avenue
         17th Floor
         New York, New York 10036

13F File Number: 028-14207

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:      Argonaut Capital Management Corp.
Name:    Brian Kessler
Title:   Chief Financial Officer and Chief Compliance Officer
Phone:   212-752-6988


Signature, Place and Date of Signing:


/s/ Brian Kessler                  New York, NY                April 27, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        4

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:  $88,921
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number           Name
---       --------------------           --------------------------------
1.        028- 14210                     Argonaut Management, L.P.
2.        028- 14211                     Argonaut Global Macro Fund, Ltd.
3.        028- 14738                     Argonaut Capital, L.P.
4.        028- 14736                     Argonaut Macro Partnership, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012

COLUMN 1                          COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6     COLUMN 7       COLUMN 8
                                                             VALUE    SHS OR   SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL   DISCRETION     MGRS     SOLE   SHARED NONE
--------------                 --------------    --------- --------  --------  --- ---- --------------  --------  ----   ------ ----
ALTRIA GROUP INC               COM               02209S103     697     22,590  SH       SHARED-DEFINED  3         22,590    0     0
APPLE INC                      COM               037833100   6,421     10,709  SH       SHARED-DEFINED  1,3       10,709    0     0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR     03524A108   1,164     16,000  SH       SHARED-DEFINED  1,3       16,000    0     0
BAIDU INC                      SPON ADR REP A    056752108   1,166      8,000  SH       SHARED-DEFINED  1,3        8,000    0     0
BANCOLOMBIA S A                SPON ADR PREF     05968L102     647     10,000  SH       SHARED-DEFINED  1,3       10,000    0     0
BROADCOM CORP                  CL A              111320107   1,415     36,000  SH       SHARED-DEFINED  1,3       36,000    0     0
CAREFUSION CORP                COM               14170T101     908     35,000  SH       SHARED-DEFINED  1,3       35,000    0     0
CBS CORP NEW                   CL B              124857202   1,356     40,000  SH       SHARED-DEFINED  1,3       40,000    0     0
CHECK POINT SOFTWARE TECH LT   ORD               M22465104     638     10,000  SH       SHARED-DEFINED  1,3       10,000    0     0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH   167250109     864     20,000  SH       SHARED-DEFINED  1,3       20,000    0     0
CITRIX SYS INC                 COM               177376100   1,184     15,000  SH       SHARED-DEFINED  1,3       15,000    0     0
COCA COLA CO                   COM               191216100   1,480     20,000  SH       SHARED-DEFINED  1,3       20,000    0     0
COINSTAR INC                   COM               19259P300   1,166     18,346  SH       SHARED-DEFINED  1,3       18,346    0     0
FLUOR CORP NEW                 COM               343412102     781     13,000  SH       SHARED-DEFINED  1,3       13,000    0     0
FORTINET INC                   COM               34959E109   1,106     40,000  SH       SHARED-DEFINED  1,3       40,000    0     0
GENERAL DYNAMICS CORP          COM               369550108     433      5,900  SH       SHARED-DEFINED  3          5,900    0     0
KBR INC                        COM               48242W106     924     26,000  SH       SHARED-DEFINED  1,3       26,000    0     0
LAS VEGAS SANDS CORP           COM               517834107   1,324     23,000  SH       SHARED-DEFINED  1,3       23,000    0     0
LYONDELLBASELL INDUSTRIES N    SHS - A -         N53745100     437     10,000  SH       SHARED-DEFINED  1,3       10,000    0     0
MICROSOFT CORP                 COM               594918104   1,677     52,000  SH       SHARED-DEFINED  1,3       52,000    0     0
PHILIP MORRIS INTL INC         COM               718172109   2,066     23,320  SH       SHARED-DEFINED  3         23,320    0     0
POPULAR INC                    COM               733174106   1,333    650,000  SH       SHARED-DEFINED  1,3      650,000    0     0
QUALCOMM INC                   COM               747525103   1,361     20,000  SH       SHARED-DEFINED  1,3       20,000    0     0
RALPH LAUREN CORP              CL A              751212101   2,423     13,900  SH       SHARED-DEFINED  1,3       13,900    0     0
SALESFORCE COM INC             COM               79466L302   1,236      8,000  SH       SHARED-DEFINED  1,3        8,000    0     0
SANDRIDGE ENERGY INC           COM               80007P307     313     40,000  SH       SHARED-DEFINED  1,3       40,000    0     0
SANDRIDGE PERMIAN TR           COM UNIT BEN INT  80007A102     618     26,500  SH       SHARED-DEFINED  1,3       26,500    0     0
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605   1,188     75,200  SH       SHARED-DEFINED  1,3       75,200    0     0
SPDR S&P 500 ETF TR            TR UNIT           78462F103  49,988    355,000  SH       SHARED-DEFINED  1,2,3,4  355,000    0     0
STARBUCKS CORP                 COM               855244109     559     10,000  SH       SHARED-DEFINED  1,3       10,000    0     0
WESTLAKE CHEM CORP             COM               960413102     479      7,400  SH       SHARED-DEFINED  1,3        7,400    0     0
WESTPORT INNOVATIONS INC       COM NEW           960908309     737     18,000  SH       SHARED-DEFINED  1,3       18,000    0     0
WHOLE FOODS MKT INC            COM               966837106     832     10,000  SH       SHARED-DEFINED  1,3       10,000    0     0



SK 03743 0003 1284698